SUBSEQUENT EVENTS (Details 2) - Boot Capita lLLC [Member]	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Conversion Price Per Share | $ / shares	$ 0.0003
Number Share issued upon converion | shares	20,833,333
Amount Converted | $	$ 6,250